Vanguard FTSE All-World ex-US Index Fund Expense Example - Institutional Prospectus [Member] - Vanguard FTSE All-World ex-US Index Fund	Oct. 31, 2025 USD ($)
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 5
Expense Example, with Redemption, 3 Years	16
Expense Example, with Redemption, 5 Years	28
Expense Example, with Redemption, 10 Years	64
Institutional Plus Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	3
Expense Example, with Redemption, 3 Years	10
Expense Example, with Redemption, 5 Years	17
Expense Example, with Redemption, 10 Years	$ 39